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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3-31-2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York          3-31-2010
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           94
Form 13F Information Table Value Total:      203,463
                                          (thousands)
List of Other Included Managers:                None


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
                                                                                               VOTING
                                                                                             AUTHORITY:
                                                                                                SOLE/
                                 TITLE OF             VALUE   SHRS. OR SH/ PUT/  INV.  OTHER   SHARED/
NAME OF ISSUER                    CLASS     CUSIP   (X$1000) PRN. AMT. PRN CALL DISCR. MNGR.    NONE
--------------                   -------- --------- -------- --------- --- ---- ------ ----- ----------
3M CO                            COM      88579Y101    7,246    86,700  SH       SOLE           SOLE
ADOBE SYSTEMS INCORPORATED       COM      00724F101      407    11,500  SH       SOLE           SOLE
AETNA INC.                       COM      00817Y108      990    28,200  SH       SOLE           SOLE
AK STEEL HOLDING CORP.           COM        1547108      740    32,400  SH       SOLE           SOLE
ALCOA INC.                       COM       13817101    2,482   174,300  SH       SOLE           SOLE
ALCON INC. (SWITZERLAND)         COM      H01301102      905     5,600  SH       SOLE           SOLE
ALTRIA GROUP INC                 COM      02209S103    3,150   153,600  SH       SOLE           SOLE
AMGEN INC.                       COM       31162100    8,934   149,300  SH       SOLE           SOLE
APOLLO GROUP INC.                COM       37604105    3,419    55,800  SH       SOLE           SOLE
ARCELOR MITTAL                   COM      03938L104    2,854    65,000  SH       SOLE           SOLE
AVON PRODUCTS INC.               COM       54303102    1,128    33,300  SH       SOLE           SOLE
BEST BUY INC                     COM       86516101    1,808    42,500  SH       SOLE           SOLE
BIOGEN IDEC INC                  COM      09062X103    1,377    24,000  SH       SOLE           SOLE
BLACKROCK INC.                   COM      09247X101    2,156     9,900  SH       SOLE           SOLE
CARNIVAL CORP                    Unit     143658300      677    17,400  SH       SOLE           SOLE
CATERPILLAR INC.                 COM      149123101    1,144    18,200  SH       SOLE           SOLE
CELGENE CORPORATION              COM      151020104      508     8,200  SH       SOLE           SOLE
CENTURYTEL INC.                  COM      156700106      617    17,400  SH       SOLE           SOLE
CHEVRON CORPORATION              COM      166764100    2,578    34,000  SH       SOLE           SOLE
CHUBB CORP.                      COM      171232101    2,115    40,800  SH       SOLE           SOLE
CISCO SYSTEMS INC.               COM      17275R102    1,624    62,400  SH       SOLE           SOLE
CME GROUP INC.                   COM      12572Q105      727     2,300  SH       SOLE           SOLE
COCA-COLA CO (THE)               COM      191216100   10,610   192,900  SH       SOLE           SOLE
CONOCOPHILLIPS                   COM      20825C104      972    19,000  SH       SOLE           SOLE
CONSOL ENERGY INC                COM      20854P109      708    16,600  SH       SOLE           SOLE
DANAHER CORP.                    COM      235851102    3,396    42,500  SH       SOLE           SOLE
DIAMONDS TRUST SER 1             ETF      78467X109      793     7,300  SH       SOLE           SOLE
DISNEY (WALT) CO. (THE)          COM      254687106      286     8,200  SH       SOLE           SOLE
DU PONT (E.I.) DE NEMOURS & CO   COM      263534109      927    24,900  SH       SOLE           SOLE
EBAY INC.                        COM      278642103    9,024   334,700  SH       SOLE           SOLE
EMC CORP.                        COM      268648102      795    44,100  SH       SOLE           SOLE
EXPEDIA INC.                     COM      30212P105    2,831   113,500  SH       SOLE           SOLE

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
FINANCIAL SEL SPDR               ETF      81369Y605      837    52,500  SH       SOLE           SOLE
FIRST SOLAR INC.                 COM      336433107    3,557    29,000  SH       SOLE           SOLE
FPL GROUP INC.                   COM      302571104      594    12,300  SH       SOLE           SOLE
FREEPORT-MCMORAN COPPER & GOLD   COM      35671D857    8,847   105,900  SH       SOLE           SOLE
GENERAL ELECTRIC CO              COM      369604103      817    44,900  SH       SOLE           SOLE
GOLDMAN SACHS GROUP INC.         COM      38141G104    5,801    34,000  SH       SOLE           SOLE
HEWLETT-PACKARD CO               COM      428236103      786    14,800  SH       SOLE           SOLE
HOME DEPOT INC                   COM      437076102    1,236    38,200  SH       SOLE           SOLE
HONEYWELL INTERNATIONAL INC.     COM      438516106    3,662    80,900  SH       SOLE           SOLE
INFOSYS TECHNOLOGIES ADS         ADR      456788108    1,311    22,300  SH       SOLE           SOLE
INGERSOLL-RAND CO. LTD.          COM      G47791101      254     7,300  SH       SOLE           SOLE
INTEL CORPORATION                COM      458140100      831    37,300  SH       SOLE           SOLE
INTERNATIONAL BUSINESS MACHINES  COM      459200101    6,618    51,600  SH       SOLE           SOLE
INTERWOVEN INC.                  COM      25459W516    1,505    15,600  SH       SOLE           SOLE
INTUIT INC.                      COM      461202103      480    14,000  SH       SOLE           SOLE
ISHARE MSCI JAPAN IN             ETF      464286848    2,298   220,300  SH       SOLE           SOLE
ISHARE MSCI SO.KOREA             ETF      464286772      740    14,800  SH       SOLE           SOLE
ISHARE RUS 2000 INDX             ETF      464287655      780    11,500  SH       SOLE           SOLE
ISHARES TRUST MSCI EAFE INDEX    ETF      464287465    1,763    31,500  SH       SOLE           SOLE
JPMORGAN CHASE & CO.             COM      46625H100      814    18,200  SH       SOLE           SOLE
KELLOGG CO                       COM      487836108      214     4,000  SH       SOLE           SOLE
KRAFT FOODS INC.                 COM      50075N104      826    27,300  SH       SOLE           SOLE
LAM RESEARCH CORPORATION         COM      512807108      896    24,000  SH       SOLE           SOLE
LAS VEGAS SANDS CORP             COM      517834107    1,320    62,400  SH       SOLE           SOLE
LIMITED BRANDS INC.              COM      532716107    1,309    53,200  SH       SOLE           SOLE
LINEAR TECHNOLOGY CORPORATION    COM      535678106      206     7,300  SH       SOLE           SOLE
LOWES COMPANIES INC              COM      548661107      422    17,400  SH       SOLE           SOLE
MEDCO HEALTH SOLUTIONS INC.      COM      58405U102      852    13,200  SH       SOLE           SOLE
MERCK & CO. INC                  COM      58933Y105      243     6,500  SH       SOLE           SOLE
NATIONAL OILWELL VARCO INC       COM      637071101      264     6,500  SH       SOLE           SOLE
NIKE INC                         COM      654106103    3,058    41,600  SH       SOLE           SOLE
NUCOR CORP.                      COM      670346105      486    10,700  SH       SOLE           SOLE
OCCIDENTAL PETROLEUM CORP        COM      674599105    2,967    35,100  SH       SOLE           SOLE
PEABODY ENERGY CORP              COM      704549104      868    19,000  SH       SOLE           SOLE
PEPSICO INC.                     COM      713448108      212     3,200  SH       SOLE           SOLE
PETROLEO BRASILEIRO S.A.         ADR      71654V408      401     9,000  SH       SOLE           SOLE
PNC FINANCIAL SERVICES GROUP     COM      693475105      591     9,900  SH       SOLE           SOLE


POTASH CORP. OF SASKATCHEWAN     COM      73755L107      573     4,800  SH       SOLE           SOLE
POWERSHARES QQQ SENIOR 1 ETF     ETF      73935A104      799    16,600  SH       SOLE           SOLE
PRECISION CASTPARTS CORP.        COM      740189105    1,977    15,600  SH       SOLE           SOLE
PROLOGIS                         REIT     743410102      240    18,200  SH       SOLE           SOLE
QUALCOMM INCORPORATED            COM      747525103    5,077   121,000  SH       SOLE           SOLE
RESEARCH IN MOTION LIMITED       COM      760975102      355     4,800  SH       SOLE           SOLE
ROSS STORES INC.                 COM      778296103      658    12,300  SH       SOLE           SOLE
S&P DEP RECEIPTS                 ETF      78462F103      761     6,500  SH       SOLE           SOLE
S&P MID DEPOSIT RCPT             ETF      78467Y107    1,174     8,200  SH       SOLE           SOLE
SIMON PROPERTY GROUP INC.        REIT     828806109      268     3,200  SH       SOLE           SOLE
SOUTHWESTERN ENERGY COMPANY      COM      845467109    2,991    73,300  SH       SOLE           SOLE
SUNTRUST BANKS INC.              COM      867914103      308    11,500  SH       SOLE           SOLE
TEVA PHARMACEUTICALS LTD         ADR      881624209      517     8,200  SH       SOLE           SOLE
THE DIRECTV GROUP INC. - CMN STK COM      25490A101    2,674    79,100  SH       SOLE           SOLE
THERMO FISHER SCIENTIFIC INC     COM      883556102    1,965    38,200  SH       SOLE           SOLE
TYCO INTERNATIONAL LTD.          COM      H89128104      727    19,000  SH       SOLE           SOLE
U.S. BANCORP (DE)                COM      902973304      298    11,500  SH       SOLE           SOLE
UNITED PARCEL SERVICE INC        COM      911312106      258     4,000  SH       SOLE           SOLE
UNITED STATES STEEL CORP         COM      912909108      838    13,200  SH       SOLE           SOLE
VERIZON COMMUNICATIONS INC       COM      92343V104   10,925   352,300  SH       SOLE           SOLE
VIX SHORT-TERM FUTURES ETN       COM      06740C527   11,841   563,600  SH       SOLE           SOLE
WAL-MART STORES INC.             COM      931142103   13,833   248,800  SH       SOLE           SOLE
WELLPOINT INC                    COM      94973V107    3,109    48,300  SH       SOLE           SOLE
WELLS FARGO & CO.                COM      949746101      828    26,600  SH       SOLE           SOLE
YAHOO! INC.                      COM      984332106    3,878   234,600  SH       SOLE           SOLE